Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Diluted	[1]	25,287,851	25,287,851	25,287,851
Net loss (earnings) per share diluted		$ (0.01)	$ 0.01	$ (0.07)

[1]	Because the Company incurred a net loss from continuing operations, the number of warrants, Class A preferred shares and Class B preferred shares are excluded from the computation as the anti-dilutive effect.